CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating activities:
Net loss	¥ (499,839,665)	$ (76,603,781)	¥ (183,494,361)	¥ (155,465,248)
Adjustments to reconcile net loss to net cash used in operating activities
Allowance for doubtful accounts	19,432,158	2,978,109	8,278,788	151,315
Share-based compensation	117,066,477	17,941,223	27,454,903	6,792,679
Depreciation and amortization	8,598,057	1,317,710	8,291,998	7,678,156
Deferred income tax expense (benefit)	(868,750)	(133,142)	344,760	1,699,063
Loss (gain) from disposal of property and equipment	(49,014)	(7,512)	79,293	535
Impairment on longterm investments				5,000,000
Investment income	(12,192)	(1,869)	(114,192)	(384,622)
Accretion of interest expenses on unsecured loans	12,717,532	1,949,047
Gain from disposal of equity method investments				(366,687)
Gain from disposal of subsidiaries, net	(14,562,030)	(2,231,729)	(21,421)
Share of losses of equity method investments	2,446,221	374,900	14,592	546,530
Change in fair value of warrant liabilities	221,462,056	33,940,545	(137,969)	450,083
Change in fair value of long-term investments	(2,154,334)	(330,166)	(900,000)	(17,700,000)
Unrealized foreign exchange (gain)/loss	(5,390,766)	(826,171)	2,403,599	(10,401,825)
Changes in operating assets and liabilities, net of effect of disposal of subsidiaries:
Accounts receivable - third parties, net	(38,500,863)	(5,900,515)	(84,015,130)	10,756,355
Accounts receivable - a related party, net	3,215,615	492,815	7,515,391	5,226,503
Contract assets	(14,749,988)	(2,260,535)	(7,795,842)	1,035,973
Amounts due from related parties	(39,623)	(6,072)	(3,935,606)
Prepayments and other current assets	(20,745,602)	(3,179,403)	(27,104,905)	(5,922,204)
Other noncurrent assets	824,463	126,354	356,087	(178,043)
Accounts payable	(17,224,423)	(2,639,758)	58,573,620	(14,718,200)
Contract liabilities	(15,960,692)	(2,446,083)	14,690,962	21,893,568
Amounts due to a related party	(367,054)	(56,253)	2,024,992	1,155,103
Accrued expenses and other current liabilities	20,583,712	3,154,592	11,105,885	(17,866,765)
Net cash used in operating activities	(224,118,705)	(34,347,694)	(166,384,556)	(160,617,731)
Investing activities:
Cash paid for purchase of property and equipment	(5,469,561)	(838,247)	(10,094,269)	(7,661,615)
Cash paid for purchase of intangible assets	(515,000)	(78,927)	(378,069)	(1,290,061)
Cash received from disposal of affiliates				3,435,002
Cash paid for purchase of longterm investments	(457,326)	(70,088)	(5,688,340)	(1,000,000)
Cash received from disposal of property and equipment	62,416	9,566	496,221
Cash paid for purchase of short-term investments			(34,000,000)	(49,000,000)
Cash received from sale of short-term investments	2,512,192	385,010	34,614,192	58,384,622
Cash disposed of from deconsolidation of subsidiaries	(1,462,776)	(224,180)
Payment of interest free loans provided to related parties	(3,950,000)	(605,364)		(4,000,000)
Collection of interest free loans provided to related parties	4,160,000	637,548	310,000	3,180,000
Cash paid for term deposits	(160,349,418)	(24,574,623)	(69,762,000)
Cash received from maturity of term deposits	69,762,000	10,691,494
Net cash provided by / (used in) investing activities	(95,707,473)	(14,667,811)	(84,502,265)	2,047,948
Financing activities:
Payment of issuance costs	(6,281,530)	(962,687)	(12,427,087)	(1,793,926)
Proceeds from long-term borrowings			106,092,000
Repayment of long-term borrowings	(106,092,000)	(16,259,310)
Cash paid to acquire subsidiaries' equity interests held by non-controlling shareholders, net	(16,095,169)	(2,466,693)	(4,000,000)
Payment of initial public offering ("IPO") costs	(5,713,633)	(875,653)
Cash received from capital contribution from non-controlling shareholder			2,145,732
Proceeds from short-term bank borrowings	20,000,000	3,065,134	19,941,451	33,731,653
Repayment for short-term bank borrowings	(26,838,032)	(4,113,108)	(12,988,851)	(27,502,356)
Net cash provided by financing activities	457,641,336	70,136,603	325,409,445	165,410,731
Effect of foreign currency exchange rate changes on cash	(3,669,576)	(562,388)	2,866,654	7,821,409
Net increase in cash and restricted cash	134,145,582	20,558,710	77,389,278	14,662,357
Cash and restricted cash at the beginning of the year	164,313,081	25,182,081	86,923,803	72,261,446
Cash and restricted cash at the end of the year	298,458,663	45,740,791	164,313,081	86,923,803
Supplemental information
Interest paid	1,607,706	246,392	1,844,998	1,442,249
Income tax paid	131,921	20,218	43,389	394,057
Income taxes refund	(32,764)	(5,021)	(897)	(14,359)
Non-cash investing and financing activities:
Transfer of equity interest of subsidiaries at nil consideration	5,632,315	863,190	3,303,447	597,565
Issuance of ordinary shares as the consideration for purchase of noncontrolling interests	27,025,334	4,141,814
Accrual for IPO Costs	275,120	42,164
Accrual for Series F financing issuance costs	5,548,788	850,389
Exercise of Series E Warrant	16,549,825	2,536,372
Series D Redeemable Convertible Preferred Shares
Financing activities:
Proceeds from issuance of Redeemable Convertible Preferred Shares				¥ 160,975,360
Series E Redeemable Convertible Preferred Shares
Financing activities:
Proceeds from issuance of Redeemable Convertible Preferred Shares			¥ 226,646,200
Series F Redeemable Convertible Preferred Shares
Financing activities:
Proceeds from issuance of Redeemable Convertible Preferred Shares	¥ 598,661,700	$ 91,748,920